                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Oechsle International Advisors, LLC
Address:   One International Place
           23rd Floor
           Boston, MA 02110

Form 13F File Number: 28-5470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Martin Dyer
Title:     Director of Compliance
Phone:     (617) 330-8825

Signature, Place, and Date of Signing:

    /s/ Martin Dyer         Boston, Massachusetts    May 14, 2001
    _____________________   __________________    _______________
         [Signature]           [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


         NONE








































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $543,882
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       13F File Number     Name

    01        28-4528             Fleet Investment Advisors





























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AEGON N V          COM             007924103      482       16500   SH               SOLE                   16500
ELAN CORP          ADR             284131208      344        6600   SH               SOLE                    6600
EMBRATEL ADR       ADR             29081N100    51843     5574513   SH               SOLE                 4309560          1264953
EMBRATEL ADR       ADR             29081N100      812       87365   SH               OTHER       01                          87365
GRPO TV ADR        ADR             40049J206    27680      828519   SH               SOLE                  507628           320891
GUCCI ADR          COM             401566104   100437     1200678   SH               SOLE                  929551           271127
GUCCI ADR          COM             401566104     2853       34108   SH               OTHER       01                          34108
ICICI ADR          ADR             44926P202     2632      224000   SH               SOLE                                    22400
INCO LTD           COM             453258402      342       23100   SH               SOLE                                    23100
KOREA TEL ADR      ADR             50063P103   108922     4690883   SH               SOLE                 3415314          1275569
KOREA TEL ADR      ADR             50063P103     1614       69526   SH               OTHER       01                          69526
NASDAQ - 100 SH    UNIT SER 1      631100104     7865      200916   SH               SOLE                  200916
NOKIA ADR          ADR             654902204     8091      337134   SH               SOLE                  287872            49262
PARTNER COM ADR    ADR             70211M109     1155      268000   SH               SOLE                  241571            26429
PETROBAS ADR       ADR             71654V408    26508     1113802   SH               SOLE                 1004202           109600
PLACER DOME        COM             725906101      209       24200   SH               SOLE                                    24200
POHANG ADR         ADR             730450103     1058       58930   SH               OTHER       01                          58930
POHANG ADR         ADR             730450103    48898     2724140   SH               SOLE                 2060038           664112
ROSTELECOM ADR     ADR             778529107      307       66800   SH               SOLE                                    66800
RYANAIR            ADR             783513104      313        7045   SH               SOLE                    7045
724 SOLUTIONS      COM             81788Q100      200       20000   SH               SOLE                                    20000
SK TELECOM         ADR             78440P108     1323       87107   SH               OTHER       01                          87107
SK TELECOM         ADR             78440P108    56553     2925630   SH               SOLE                 2129159           796471
SOTHEBY'S HLDGS    CL A            835898107      344       18739   SH               SOLE                                    18739
STATE STREET CORP  COM             857477103     7710       82558   SH               SOLE                                    82558
TBH ADR            ADR             879287308     9652      199643   SH               SOLE                  179443            20200
TELMEX ADR         ADR             879403780    58820     1864927   SH               SOLE                 1428896           436081
TELMEX ADR         ADR             879403780     1342       42560   SH               OTHER       01                          42560
TELEWEST ADR       ADR             87956P105     1001       59154   SH               SOLE                   59154
TURKCELL ADR       ADR             900111105      205       65813   SH               OTHER       01                          65813
TURKCELL ADR       ADR             900111105     8206     2621746   SH               SOLE                 1971922           649824
UNIVISION COMM     CL A            914906102     4388      115000   SH               SOLE                                   115000
OPENTV CORP        COM             G67543101     1773      186641   SH               SOLE                                   186641








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